Employee benefits - Summary of Fair Value of Plan Assets Japanese Plans (Detail) - Japanese Defined Benefit Plans [Member] - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents		¥ 4,755	¥ 12,192
Equity securities	[1]	51,815	54,103
Fixed income:
Government bonds		3,773	11,565	[2]
Corporate bonds	[3]		5,241
Commingled funds	[4]	274,752	278,892
Private equity		36,814	35,115
Hedge funds		46,544	42,835
Total		418,453	439,943
Quoted Market Prices in Active Market [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents		4,755	12,192
Equity securities	[1]	43,662	48,624
Fixed income:
Government bonds		3,773	382	[2]
Corporate bonds	[3]		18
Total		52,190	61,216
Unquoted Market Prices in Active Market [Member]
Disclosure of fair value of plan assets [line items]
Equity securities	[1]	8,153	5,479
Fixed income:
Government bonds		0	11,183	[2]
Corporate bonds	[3]		5,223
Commingled funds	[4]	274,752	278,892
Private equity		36,814	35,115
Hedge funds		46,544	42,835
Total		¥ 366,263	¥ 378,727

[1]	Represents primarily Japanese equity securities.
[2]	Includes approximately 84% of debt securities issued by Japanese national and local governments, and 16% of debt securities issued by foreign national and local governments.
[3]	Includes debt securities issued by Japanese and foreign corporations and government related agencies.
[4]	Commingled funds represent pooled institutional investments, including primarily investment trusts.